SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
Revenue and related matters disclosures
Straight-line rent	$ 2,804	$ 80,111	$ 28,397	$ 25,249
Net amortization/accretion of above and below-market tenant leases	(12,283)	(107,714)	5,109	9,128
Lease termination income	2,227	16,535	18,434	20,952
Straight-line rent receivables, net	$ 14,125	$ 97,565